Employee benefits (Details 4) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD [Member] USD ($) Y	Dec. 31, 2010 USD [Member] USD ($) Y	Dec. 31, 2009 USD [Member] USD ($) Y	Dec. 31, 2011 Euro [Member] EUR (€) Y	Dec. 31, 2010 Euro [Member] EUR (€) Y	Dec. 31, 2009 Euro [Member] EUR (€) Y
Stock options
Weighted average fair value of stock options granted	$ 10.42	$ 11.10	$ 13.42	€ 8.28	€ 8.22	€ 6.21
Weighted average share price at the exercise date of stock options	$ 41.94	$ 33.79	$ 31.28	€ 29.39	€ 25.77	€ 22.02
Aggregate intrinsic value of stock options exercised	$ 11,323	$ 13,669	$ 5,837	€ 30,204	€ 22,720	€ 14,394
Aggregate remaining contractual term of currently exercisable options (years)	1.8	2.59	4.00	2.08	2.86	4.27
Aggregate intrinsic value of exercisable stock options	20,492	25,780	33,329	39,384	54,109	55,138
Aggregate intrinsic value of outstanding stock options	$ 20,791	$ 28,024	$ 35,919	€ 45,141	€ 65,240	€ 63,423